Document and Entity Information	Aug. 28, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 28, 2020
Entity Registrant Name	MFS SERIES TRUST III
Entity Central Index Key	0000225604
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2020
Document Effective Date	Aug. 28, 2020
Prospectus Date	May 29, 2020
MFS® Municipal High Income Fund | R6
Prospectus:
Trading Symbol	MMHKX
MFS® Municipal High Income Fund | I
Prospectus:
Trading Symbol	MMIIX
MFS® Municipal High Income Fund | C
Prospectus:
Trading Symbol	MMHCX
MFS® Municipal High Income Fund | B
Prospectus:
Trading Symbol	MMHBX
MFS® Municipal High Income Fund | A
Prospectus:
Trading Symbol	MMHYX